Note 4 - Summary of Significant Accounting Policies - Anti-dilutive Securities (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Anti-dilutive securities (in shares)					13,101,267	8,480,267
Stock Compensation Plan [Member]
Anti-dilutive securities (in shares)	683,960	316,360	683,960	316,360	7,019,600	3,463,600
Convertible Debt Securities [Member]
Anti-dilutive securities (in shares)	315,356	246,667	315,356	246,667	2,466,667	2,466,667
Warrant [Member]
Anti-dilutive securities (in shares)	351,500	366,050	351,500	366,050	3,615,000	2,550,000